Note 9 - Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

 (9)  Recent Accounting Pronouncements

 ASU 2011-11 (Disclosures about offsetting Assets and Liabilities)

On December 19, 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This new guidance affects all entities with financial instruments or derivatives that are either presented on a net basis in the balance sheet or subject to an enforceable master netting arrangement or a similar arrangement.  The ASU does not change existing offsetting criteria in U.S. generally accepted accounting principles (“U.S. GAAP”) or the permitted balance sheet presentation for items meeting the criteria.  To help financial statement users better assess the effect or potential effect of offsetting arrangements on an entity’s financial position, the new guidance requires disclosures in the financial statement notes that provide both net and gross information about assets and liabilities that have been offset and the related arrangements.

The new disclosure requirements in the ASU are intended to enhance comparability between financial statements prepared using U.S. GAAP and those prepared in accordance with International Financial Reporting Standards (“IFRS”).  The eligibility criteria for offsetting are different in U.S. GAAP and IFRS. In January 2011, the FASB and the International Accounting Standards Board issued an exposure draft proposing new common criteria for offsetting, but the boards could not agree.  The FASB voted to retain existing U.S. GAAP guidance on offsetting and to require expanded disclosures for financial instruments and derivative instruments that are either offset in the balance sheet or eligible for offset subject to a master netting arrangement or similar arrangement.

The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods. The FASB has published a short recap highlighting the significant issues the ASU addresses.  The Company does not expect the adoption of this ASU to have a material impact on the Company’s consolidated financial position or results of operations.

ASU 2011-05, 2011-12 and 2013-02 (Presentation of Comprehensive Income)

The provisions of ASU 2011-05 amend FASB ASC Topic 220, Comprehensive Income, to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The ASU prohibits the presentation of the components of comprehensive income in the statement of shareholders’ equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate, but consecutive, statements of net income and other comprehensive income. Under previous U.S. GAAP, all three presentations were acceptable. Regardless of the presentation selected, the reporting entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The provisions of this ASU are effective for fiscal years and interim periods beginning after December 31, 2011 for public entities. The Company adopted this update on January 1, 2012 and the new Consolidated Statements of Comprehensive Income are included in these financial statements.

ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (“AOCI”) in Accounting Standards Update No. 2011-05,” was issued by the FASB on December 23, 2011. This ASU defers the implementation of only those provisions in ASU 2011-05, dealing only with the presentation of items reclassified out of AOCI.

The amendments in ASU 2011-12 and ASU 2011-05 are effective at the same time. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The requirements are effective for nonpublic entities for fiscal years ending after December 12, 2012. The FASB has published a short recap of the reasons for the ASU 2011-12 deferrals. The adoption of this guidance did not have any impact on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”) to improve the reporting of reclassifications out of accumulated comprehensive income. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 did not have a significant impact on the Company’s consolidated financial statements.

ASU 2013-04 (Presentation of Joint and Several Liability Arrangements)

In February 2013, the FASB issued ASU No. 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (“ASU 2013-04”). ASU 2013-04 provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements. ASU 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

a.	The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors; and

b.	Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. For public companies ASU 2013-04 is effective for reporting periods beginning after December 15, 2013. The adoption of ASU 2013-04 is not expected to have a significant impact on the Company’s consolidated financial statements.

ASU No. 2013-11 (Presentation of Unrecognized Tax Benefit)

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). Currently, there is diversity in practice in the presentation of unrecognized tax benefits. The aim of ASU 2013-11 is to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except for circumstances outlined in ASU 2013-11. For public companies, ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-04 is not expected to have a significant impact on the Company’s consolidated financial statements.